Mar. 31, 2024
Franklin OnChain U.S. Government Money Fund
FRANKLIN ONCHAIN U.S. GOVERNMENT MONEY FUND
Investment Goal
To provide investors with as high a level of current income as is consistent with the preservation of shareholders’ capital and liquidity. The Fund also tries to maintain a stable $1.00 share price.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Franklin OnChain U.S. Government Money Fund Franklin OnChain U.S. Government Money Fund
Management fees	0.15%
Distribution and service (12b-1) fees	none
Other expenses	0.08%
Total annual Fund operating expenses	0.23%
Fee waiver and/or expense reimbursement	(0.03%)	[1]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	0.20%	[2]
[1]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.20% until July 31, 2025. During the term, the fee waiver and expense reimbursement agreement may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of the termination date or to lower the waiver and expense limitation (which would result in lower fees for shareholders).
[2]	Total annual Fund operating expenses are annualized.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Franklin OnChain U.S. Government Money Fund Franklin OnChain U.S. Government Money Fund USD ($)
1 Year	$ 20
3 Years	71
5 Years	126
10 Years	$ 290

Principal Investment Strategies

The Fund invests at least 99.5% of its total assets in Government securities, cash and repurchase agreements collateralized fully by Government securities or cash. For purposes of this policy, “Government securities” means any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States; or any certificate of deposit for any of the foregoing. Government securities include those issued by government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Home Loan Banks and Federal Farm Credit Banks, whose securities are neither issued nor guaranteed by the U.S. Government. The Fund intends to be a “Government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940 (1940 Act). Shareholders will be given at least 60 days’ advance notice of any change to the 99.5% policy.

The Fund uses the amortized cost method of valuation to seek to maintain a stable $1.00 share price and does not currently intend to impose liquidity fees on Fund redemptions. Please note, however, that the board of trustees reserves the ability to subject the Fund to a liquidity fee in the future, after providing prior notice to shareholders.

The Fund invests in:

U.S. government securities which may include fixed, floating and variable rate securities.

Repurchase agreements which are agreements by the Fund to buy Government securities and then to sell the securities back on an agreed upon date (generally, less than seven days) at a higher price, which reflects prevailing short-term interest rates.

Portfolio maturity and quality The Fund only buys securities that at the time of acquisition are "eligible securities," as defined by applicable regulation (e.g., government securities, securities issued by a money market fund, and securities that the investment manager determines present minimal credit risks). The Fund maintains a dollar-weighted average portfolio maturity of 60 calendar days or less, maintains a dollar-weighted average life for its portfolio of 120 calendar days or less, and only buys securities that mature or are deemed to mature in 397 calendar days or less (or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation).

Use of Blockchain

The Fund’s transfer agent maintains the official record of share ownership via a proprietary blockchain-integrated system that utilizes features of traditional book-entry form and one or more public blockchain networks. The use of blockchain technology is relatively new and still evolving for mutual funds. Similar to traditional fund recordkeeping systems, all Fund and shareholder records in the blockchain-integrated system are under the full and complete control of the Fund’s transfer agent.

A blockchain is an open, distributed ledger that records transactions between two parties in a verifiable and append-only manner using cryptography. Transactions on the blockchain are verified and authenticated by computers on the network. The process of authenticating a transaction before it is recorded ensures that only valid and authorized transactions are permanently recorded on the blockchain in collections of transactions called “blocks.” Blockchain networks are based upon software source code that establishes and governs their respective cryptographic systems for verifying transactions.

The transfer agent’s blockchain-integrated system is distinguishable from distributed ledgers/blockchains that lack access controls and other restrictions on which permissionless tokens are issued and transferred. Permissionless tokens include, for example, the native digital asset of distributed blockchains that are: (1) issued in a decentralized manner under no one entity’s control; and (2) unconstrained in accessibility and movement. Examples of native digital assets include Bitcoin (BTC) on the Bitcoin network and Ether (ETH) on the Ethereum network.

The Fund’s blockchain-integrated recordkeeping system is a permissioned system created by the transfer agent on a public blockchain network using smart contract technology to incorporate a whitelist of permissioned wallets into the relevant smart contract (or token configuration in the case of Stellar) alongside various administrative control functions. Unlike permissionless tokens, Fund shares recorded on the transfer agent’s blockchain-integrated system are under the unilateral control of the transfer agent. The transfer agent is responsible for maintaining the accuracy of Fund share ownership on any blockchain network used by the blockchain-integrated system and has the ability to correct errors and unauthorized transactions in, and limit the transferability of, Fund shares.

The recording of Fund shares on the blockchain will not affect the Fund’s investments. The Fund intends to be a Government money market fund. Accordingly, the Fund will invest, consistent with Rule 2a-7 under the 1940 Act, at least 99.5% of its total assets in Government securities, cash and repurchase agreements collateralized fully by Government securities or cash. The Fund will not invest in any native crypto assets of public permissionless blockchains.

Complex information technology and communications systems, such as blockchain networks, are subject to a number of different threats or risks that could adversely affect the Fund. If such an event occurs, the Fund may incur substantial costs. In addition, market events also may trigger a volume of transactions that overloads current information technology and communication systems and processes, impacting the ability to conduct the Fund’s operations. The Fund may never achieve market acceptance and may not be able to attract sizable assets or achieve scale.

The Fund’s investment manager expects that the blockchain-integrated recordkeeping system will provide operational efficiencies without negatively impacting the quality of the transfer agent’s services. For more information regarding the Fund’s use of blockchain technology, see “Use of Blockchain” in the Fund Details section of this prospectus. More detailed information about blockchain technology and the public blockchain networks used by the Fund’s transfer agent, including the regulatory, operational and technological risks associated with distributed ledger technology, as well as detailed information about the Fund and its policies and risks, can be found in the Fund’s Statement of Additional Information (SAI).

Principal Risks
Risk Table - Franklin OnChain U.S. Government Money Fund	Risk [Text Block]
Risk Lose Money [Member]	You could lose money by investing in the Fund.
Risk Not Insured [Member]	An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Money Market Fund May Not Preserve Dollar [Member]	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Interest Rate

Interest Rate: When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy, monetary policy, inflation expectations, perceptions of risk, and supply of and demand for debt securities. The Fund's yield will vary. A low interest rate environment may prevent the Fund from providing a positive yield or paying Fund expenses out of current income and could impair the Fund's ability to maintain a stable net asset value. A sharp and unexpected rise in interest rates could cause the Fund's share price to drop below a dollar. In general, securities with longer maturities or durations are more sensitive to these interest rate changes.

Credit

Credit: U.S. government investments generally have the least credit risk but are not completely free of credit risk. The Fund may incur losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the investment manager or the rating agencies than such securities actually do. Any downgrade of securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities.

Income

Income: The Fund's distributions to shareholders may decline when prevailing interest rates fall, when the Fund experiences defaults on debt securities it holds or when the Fund realizes a loss upon the sale of a debt security. Because the Fund limits its investments to high-quality, short-term securities, its portfolio generally will earn lower yields than a portfolio with lower-quality, longer-term securities subject to more risk.

U.S. Government Securities

U.S. Government Securities: Not all obligations of the U.S. Government, its agencies and instrumentalities are backed by the full faith and credit of the United States. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Government agency or instrumentality issues have different levels of credit support. U.S. government-sponsored entities ("GSEs"), such as Fannie Mae and Freddie Mac, may be chartered by Acts of Congress, but their securities are neither issued nor guaranteed by the U.S. government. Although the U.S. government has provided financial support to Fannie Mae, Freddie Mac and certain other GSEs in the past, no assurance can be given that the U.S. government will continue to do so. Accordingly, securities issued by Fannie Mae and Freddie Mac may involve a risk of non-payment of principal and interest. Investors should remember that guarantees of timely repayment of principal and interest do not apply to the market prices and yields of the securities or to the net asset value or performance of the Fund, which will vary with changes in interest rates and other market conditions.

Repurchase Agreements	Repurchase Agreements: A repurchase agreement exposes the Fund to the risk that the party that sells the securities to the Fund may default on its obligation to repurchase such securities.
Market

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Blockchain Technology

Blockchain Technology: There are risks associated with the issuance, redemption, transfer, custody and record keeping of shares maintained and recorded on a blockchain, including, for example, the possibility of: (i) delays in transaction processing resulting from, among other things, the inability of nodes to reach consensus on transactions; (ii) security, privacy or other regulatory concerns resulting from the rapidly-evolving regulatory landscape that could require changes in the way transactions are recorded; (iii) undiscovered technical flaws in the transfer agent’s blockchain-integrated system, or the manner in which private keys are held and secured; (iv) cryptographic or other security measures that authenticate transactions for a blockchain to be compromised or “hacked”; (v) new technologies or services that may inhibit access to a blockchain; (vi) a breach of one blockchain that could cause investors to lose trust in blockchain technology; (vii) differences between the way the shares are issued and recorded as compared to traditional mutual fund, which could make the resolution of issues involving Fund shares more difficult under existing law; (viii) the native digital asset of a supported network being deemed to be a security or is being offered and sold as an investment contract, and thus a security, which could impact the transfer agent’s ability to acquire the native digital asset for purposes of paying blockchain transaction fees, and/or otherwise disrupt the operations of the network; (ix) the volatility of blockchain network transaction fees; and (x) a blockchain network experiencing a “fork” (i.e., “split”) of the network, which would result in the existence of two or more versions of the blockchain network running in parallel, but with each version’s native asset lacking interchangeability, potentially competing with each other for users and other participants. Investors that use investor-managed wallets are responsible for securing their private key against loss or theft.

Large Redemptions

Large Redemptions: Certain shareholders, including other funds or accounts advised by the investment manager or an affiliate of the investment manager and shareholders concentrated in a particular industry or group of industries, may from time to time own a substantial amount of the Fund’s shares. The Fund may experience adverse effects when shareholders make large redemptions from the Fund that equate to a large percentage of the Fund's assets. In order to meet such redemption requests, the Fund may need to sell securities at times when it would not otherwise do so, which could result in losses to the Fund, increase the Fund's transaction costs and expense ratios, accelerate the realization of taxable income, if any, to shareholders, and adversely affect the Fund’s liquidity.

Management

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Cybersecurity

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, authorized participants, or index providers (as applicable) and listing exchanges, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year. The table shows the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com/FOBXX or the App or the Institutional Web Portal (as defined below in "Purchase and Sale of Fund Shares") or by calling (800) DIAL BEN/342-5236.

Annual Total Returns

Best Quarter:	2023, Q4	1.31%
Worst Quarter:	2022, Q1	0.01%

As of September 30, 2024, the Fund’s year-to-date return was 3.90%.

Average Annual Total Returns For periods ended December 31, 2023
Average Annual Total Returns	1 Year	Since Inception
Franklin OnChain U.S. Government Money Fund | Franklin OnChain U.S. Government Money Fund	4.91%	2.41%	[1]
[1]	Since inception April 6, 2021.